REPO AND REVERSE REPO TRANSACTIONS	12 Months Ended
Dec. 31, 2020
REPO AND REVERSE REPO TRANSACTIONS
REPO AND REVERSE REPO TRANSACTIONS

9.    REPO AND REVERSE REPO TRANSACTIONS

The Group carries out repo transactions in which it performs the spot sale of a security with the related forward purchase thereof, thus substantially retaining all the risks and rewards associated with the instruments and recognizing them in " Repo Transactions " at year-end, as the provisions set out in point 3.4.2 (Derecognition of Assets) of IFRS 9 "Financial Instruments") are not met.

The residual values of assets transferred under repo and reverse repo transactions as of December 31, 2020 and 2019 are detailed below:

Repo Transactions:

Book Value
December 31, 2020	—
December 31, 2019	435,401

Reverse Repo Transactions:

Book Value
December 31, 2020	22,354,735
December 31, 2019	—